NOTE 14. Stock options valuation assumption (Details)	12 Months Ended
Dec. 31, 2014
Option 1
Date of Grant	September 3, 2009
Dividend yield	0.00%
Risk - free interest rate	2.95%
Volatility	47.00%
Expected Life (in years)	6 years 29 days
Option 2
Date of Grant	December 3, 2009
Dividend yield	0.00%
Risk - free interest rate	2.87%
Volatility	42.00%
Expected Life (in years)	6 years 29 days
Option 3
Date of Grant	May 19, 2010
Dividend yield	0.00%
Risk - free interest rate	2.82%
Volatility	43.00%
Expected Life (in years)	6 years 29 days
Option 4
Date of Grant	August 19, 2010
Dividend yield	0.00%
Risk - free interest rate	2.06%
Volatility	46.00%
Expected Life (in years)	6 years 29 days
Option 5
Date of Grant	March 23, 2011
Dividend yield	0.00%
Risk - free interest rate	2.73%
Volatility	60.00%
Expected Life (in years)	6 years 29 days